Guarantor Financial Statements Guarantor Financial Statements - Condensed Consolidated Statements of Operations (Details) - USD ($) $ in Millions	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Service revenues	$ 349.5	$ 361.3	$ 355.2	$ 330.4	$ 353.7	$ 368.1	$ 359.9	$ 321.3	$ 692.0	$ 685.5	$ 1,396.4	$ 1,403.0	$ 1,319.1
Operating costs and expenses
Operating									432.3	428.9	866.6	896.1	832.8
Selling, general and administrative									84.1	72.9	152.6	154.9	170.9
Depreciation and amortization									125.4	127.4	259.1	271.4	278.9
Acquisition and development costs									0.2	1.1
(Gain) loss on disposal of assets and asset impairments									0.1	17.5
Restructuring charges									0.8	0.0	0.0	4.6	10.0
Total operating costs and expenses									642.9	647.8	1,301.3	1,333.6	1,297.0
Operating income	$ 24.9	$ 32.5	$ 13.7	$ 24.0	$ 19.3	$ 25.8	$ 16.0	$ 8.3	49.1	37.7	95.1	69.4	22.1
Other income (expense)
Equity in income of consolidated subsidiaries									0.0
Interest expense									(68.6)	(69.8)	(138.0)	(141.5)	(163.1)
Other income (expense), net									0.4	3.7	(10.1)	(25.9)	0.3
Total other income (expense)									(68.2)	(66.1)	(148.1)	(167.4)	(162.8)
Income (loss) before income taxes									(19.1)	(28.4)	(53.0)	(98.0)	(140.7)
Income tax expense (benefit)									(5.1)	(9.1)	(19.4)	(80.6)	(45.4)
Net income (loss)									(14.0)	$ (19.3)	$ (33.6)	$ (17.1)	$ (117.8)
Eliminations
Condensed Financial Statements, Captions [Line Items]
Service revenues									0.0
Operating costs and expenses
Operating									0.0
Selling, general and administrative									0.0
Depreciation and amortization									0.0
Acquisition and development costs									0.0
(Gain) loss on disposal of assets and asset impairments									0.0
Restructuring charges									0.0
Total operating costs and expenses									0.0
Operating income									0.0
Other income (expense)
Equity in income of consolidated subsidiaries									(79.6)
Interest expense									0.0
Other income (expense), net									0.0
Total other income (expense)									(79.6)
Income (loss) before income taxes									(79.6)
Income tax expense (benefit)									(29.8)
Net income (loss)									(49.8)
Company (Parent)
Condensed Financial Statements, Captions [Line Items]
Service revenues									0.0
Operating costs and expenses
Operating									0.0
Selling, general and administrative									25.0
Depreciation and amortization									4.0
Acquisition and development costs									0.2
(Gain) loss on disposal of assets and asset impairments									0.0
Restructuring charges									0.8
Total operating costs and expenses									30.0
Operating income									(30.0)
Other income (expense)
Equity in income of consolidated subsidiaries									79.6
Interest expense									(67.5)
Other income (expense), net									(1.2)
Total other income (expense)									10.9
Income (loss) before income taxes									(19.1)
Income tax expense (benefit)									(5.1)
Net income (loss)									(14.0)
Combined Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Service revenues									692.0
Operating costs and expenses
Operating									432.3
Selling, general and administrative									59.1
Depreciation and amortization									121.4
Acquisition and development costs									0.0
(Gain) loss on disposal of assets and asset impairments									0.1
Restructuring charges									0.0
Total operating costs and expenses									612.9
Operating income									79.1
Other income (expense)
Equity in income of consolidated subsidiaries									0.0
Interest expense									(1.1)
Other income (expense), net									0.5
Total other income (expense)									(0.6)
Income (loss) before income taxes									78.5
Income tax expense (benefit)									29.4
Net income (loss)									49.1
Non-Guarantor Subsidiary
Condensed Financial Statements, Captions [Line Items]
Service revenues									0.0
Operating costs and expenses
Operating									0.0
Selling, general and administrative									0.0
Depreciation and amortization									0.0
Acquisition and development costs									0.0
(Gain) loss on disposal of assets and asset impairments									0.0
Restructuring charges									0.0
Total operating costs and expenses									0.0
Operating income									0.0
Other income (expense)
Equity in income of consolidated subsidiaries									0.0
Interest expense									0.0
Other income (expense), net									1.1
Total other income (expense)									1.1
Income (loss) before income taxes									1.1
Income tax expense (benefit)									0.4
Net income (loss)									$ 0.7